Schedule of Investments (unaudited) July 31, 2021	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.2%
iShares Developed Real Estate Index Fund, Class K	4,691	$54,411
iShares ESG Aware MSCI EAFE ETF	3,154	250,932
iShares ESG Aware MSCI EM ETF(b)	291	12,289
iShares ESG Aware MSCI USA ETF	4,257	428,510
iShares ESG Aware MSCI USA Small-Cap ETF	2,539	100,494
iShares MSCI Canada ETF	152	5,674
iShares MSCI EAFE Small-Cap ETF	434	32,741
iShares MSCI Emerging Markets Small-Cap ETF	166	10,322

		895,373

Fixed-Income Funds — 60.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20,833	1,164,565
iShares TIPS Bond ETF(b)	1,363	177,980

		1,342,545

Security	Shares	Value

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)	181,484	$181,575
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,438	4,438

		186,013

Total Investments — 108.7% (Cost: $2,233,417)		2,423,931

Liabilities in Excess of Other Assets — (8.7)%		(193,388)

Net Assets — 100.0%		$2,230,543

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,225	$99,378	(a)	$—	$(36)	$8	$181,575	181,484	$1,398	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,984	454	(a)	—	—	—	4,438	4,438	1		—
iShares Developed Real Estate Index Fund	42,445	1,202		(4,921)	646	15,039	54,411	4,691	1,201		—
iShares ESG Aware MSCI EAFE ETF	229,985	8,076		(52,197)	5,250	59,818	250,932	3,154	5,438		—
iShares ESG Aware MSCI EM ETF	1,595	10,392		—	—	302	12,289	291	81		—
iShares ESG Aware MSCI USA ETF	383,389	13,581		(93,897)	11,429	114,008	428,510	4,257	3,819		—
iShares ESG Aware MSCI USA Small-Cap ETF	79,296	9,939		(21,115)	3,644	28,730	100,494	2,539	716		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,021,693	149,424		(3,050)	(12)	(3,490)	1,164,565	20,833	10,944		—
iShares MSCI Canada ETF	6,088	1,764		(3,877)	269	1,430	5,674	152	113		—
iShares MSCI EAFE Small-Cap ETF	25,798	133		(1,474)	226	8,058	32,741	434	533		—
iShares MSCI Emerging Markets Small-Cap ETF	7,185	52		—	—	3,085	10,322	166	203		—
iShares TIPS Bond ETF	158,166	12,708		—	—	7,106	177,980	1,363	3,735		—

					$21,416	$234,094	$2,423,931		$28,182		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$895,373	$—	$—	$895,373
Fixed-Income Funds	1,342,545	—	—	1,342,545
Money Market Funds	186,013	—	—	186,013

	$2,423,931	$—	$—	$2,423,931

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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